CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)
Product revenue	$ 4,715,874			$ 5,092,123			$ 10,637,304	$ 11,479,147	$ 14,481,784	$ 17,092,996
License revenue	2,600,000			133,125			3,125,000	273,750	2,808,125	387,500
Other revenue	46,015			11,742			74,507	87,292	116,276	144,874
Revenues	7,361,889			5,236,990			13,836,811	11,840,189	17,406,185	17,625,370
Cost of sales	(3,329,638)			(3,642,071)			(7,602,136)	(8,056,386)	(10,305,076)	(12,172,374)
Gross profit	4,032,251			1,594,919			6,234,675	3,783,803	7,101,109	5,452,996
Operating expenses:
Impairment loss									(43,000)	(219,707)
Research and development expenses	(473,303)			0			(1,335,464)	0
Selling, general and administrative expenses (related party of $1,116,064 and $554,410)	(2,748,100)			(2,702,350)			(6,616,663)	(10,863,236)	(14,216,377)	(14,206,761)
Total operating expenses	(3,221,403)			(2,702,350)			(7,952,127)	(10,863,236)	(14,259,377)	(14,426,468)
Operating income (loss)	810,848			(1,107,431)			(1,717,452)	(7,079,433)	(7,158,268)	(8,973,472)
Other income (expense)
Income from legal claims										27,607,776
Interest expense (related party of $245,724 and $1,360,623)	0			(7,356)			(54)	(258,990)	(267,458)	(1,362,401)
Loss on change in fair value of profit share and unsecured note	(37,619)			282,382			(766,667)	(2,672,252)	(3,959,065)	(11,209,677)
Interest income	15,412			80,656			66,222	257,483	293,524	79,301
Total other income (expense)	(22,207)			355,682			(700,499)	(2,673,759)	(3,932,999)	15,114,999
Income (Loss) before provision for income taxes	788,641			(751,749)			(2,417,951)	(9,753,192)	(11,091,267)	6,141,527
Income tax benefit (expense)	$ (629)			294,203			$ (15,173)	$ 293,857	289,156	(473,213)
Net (loss) income		$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)			$ (10,802,111)	$ 5,668,314
Basic & Diluted (loss) income per share:
Basic net (loss) income per share	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)	$ (0.57)	$ 0.3
Net loss per common share - basic and diluted:	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)	$ (0.57)	$ 0.29
Weighted average common shares outstanding:
Weighted average common shares outstanding Basic	19,373,222			19,225,159			19,289,948	18,998,504	19,058,110	18,834,339
Weighted average common shares outstanding Diluted	19,600,076			19,225,159			19,289,948	18,998,504	19,058,110	19,490,479